UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2008

Date of reporting period:  August 31, 2007

Item 1. Schedule of Investments.

Cookson Peirce Core Equity Fund
Schedule of Investments
August 31, 2007
(Unaudited)

		Shares	Value
COMMON STOCKS 99.56%
Aerospace & Defense 8.81%
Goodrich Corp.		11,500	$726,340
Precision Castparts Corp.		4,500	586,395
			1,312,735
Auto Components 3.84%
The Goodyear Tire & Rubber Co. (a)		20,700	572,562

Capital Markets 7.44%
Ameriprise Financial, Inc.		9,100	555,191
Franklin Resources, Inc.		4,200	553,434
			1,108,625
Chemicals 8.21%
Calgon Carbon Corporation (a)		53,000	707,550
The Lubrizol Corp.		8,100	514,998
			1,222,548
Communications Equipment 5.06%
Cisco Systems, Inc. (a)		23,600	753,312

Construction & Engineering 5.11%
Fluor Corporation		5,980	760,357

Construction Materials 3.83%
Martin Marietta Materials, Inc.		4,225	570,375

Containers & Packaging 1.85%
Crown Holdings, Inc. (a)		11,500	276,230

Energy Equipment & Services 5.16%
Cameron International Corp. (a)		9,400	768,638

Health Care Equipment & Supplies 4.90%
Gen-Probe Incorporated (a)		11,400	729,828

Health Care Providers & Services 4.98%
Express Scripts, Inc. (a)		13,550	741,862

Hotels Restaurants & Leisure 3.89%
MGM Mirage (a)		6,900	579,393

Household Products 4.41%
Energizer Holdings, Inc. (a)		6,200	656,766

Insurance 2.06%
Manulife Financial Corp.		7,880	306,138

Machinery 9.67%
Flowserve Corp.		9,710	693,391
SPX Corp.		8,300	747,415
			1,440,806
Medical Devices 7.90%
Intuitive Surgical, Inc. (a)		5,320	1,177,210

Metals & Mining 3.99%
Freeport-McMoRan Copper & Gold, Inc. - Class B		6,800	594,456

Oil & Gas 4.57%
Marathon Oil Corp.		12,620	680,092

Telephone Communications, Except Radiotelephone 3.88%
BT Group PLC - ADR		9,075	578,622
TOTAL COMMON STOCKS (Cost $12,653,350)			$14,830,555

SHORT TERM INVESTMENTS 0.40%
Investment Company 0.40%
The AIM STIT Liquid Assets Portfolio		59,644	$59,644
TOTAL SHORT TERM INVESTMENTS (Cost $59,644)			$59,644

Total Investments (Cost $12,712,994) 99.96%			$14,890,199
Other Assets in Excess of Liabilities 0.04%			5,622
TOTAL NET ASSETS 100.00%			$14,895,821

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a) Non Income Producing

The cost basis of investments for federal income tax purposes at August 31, 2007 was as follows*:

Cost of investments	$12,712,994
Gross unrealized appreciation	2,229,482
Gross unrealized depreciation	(52,277)
Net unrealized appreciation	$ 2,177,205

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Leader Short Term Bond Fund
Schedule of Investments
August 31, 2007
(Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS 16.92%
Beazer Homes USA
8.625%, 05/15/2011	$700,000	$563,500
Bombardier, Inc.
6.300%, 05/01/2014(e) (Acquired 11/09/2006, Cost $375,990) (a)	400,000	384,000
Bowater Canada Finance
7.950%, 11/15/2011	500,000	427,500
Bowater Inc.
9.375%, 12/15/2021	200,000	159,000
Cellu Tissue Holdings
9.750%, 03/15/2010	250,000	240,000
Clear Channel Communications
7.650%, 09/15/2010	450,000	447,484
Eastman Kodak Co.
3.375%, 10/15/2033	500,000	528,750
Fairfax Financial Holdings Ltd.
6.875%, 04/15/2008	50,000	49,250
7.750%, 04/26/2012	700,000	691,250
7.375%, 04/15/2018	500,000	451,250
Ford Motor Co.
7.450%, 07/16/2031	1,000,000	755,000
General Motors Corp.
6.750%, 12/01/2014	250,000	212,456
Lyon William Homes, Inc.
10.750%, 04/01/2013	500,000	402,500
Qwest Capital Funding, Inc.
7.250%, 02/15/2011	250,000	247,500
Rite Aid Corp
8.125%, 05/01/2010	700,000	703,500
SLM Corp.
5.000%, 10/01/2013	900,000	779,217
TOTAL CORPORATE BONDS (Cost $7,429,028)		7,042,157

FOREIGN BONDS 17.03%
Brazil 1.44%
Federal Republic of Brazil
12.500%, 01/05/2016	1,020,000	595,260
France 1.19%
Cse D'amort
17.250%, 12/19/2007	650,000	495,378
Germany 3.92%
Kreditanst Fur Wei
11.750%, 08/08/2008	105,000,000	1,623,453
Mexico 2.25%
Mexican Fixed Rate Bonds
9.000%, 12/24/2009	10,000,000	933,445
Netherlands 1.62%
Rabobank
17.250%, 01/19/2012	850,000	669,929
Supranational Bank 6.68%
European Investment Bank
9.500%, 05/30/2008	4,400,000,000	473,504
18.500%, 03/20/2009	1,500,000	1,174,908
Int Bk Recon 11.25%
11.250%, 01/04/2008	1,500,000	1,122,774
TOTAL FOREIGN BONDS (Cost $7,045,759)		7,088,651

	Shares	Value
INVESTMENT COMPANIES 1.21%
ProFunds UltraShort Emerging Markets ProFund - Investor Class	40,000	503,200

TOTAL INVESTMENT COMPANIES (Cost $531,200)		503,200

	Principal
	Amount	Value
COMMERCIAL PAPER 31.09%
Computer Sciences
0.000%, 09/04/2007(a)	1,000,000	999,508
0.000%, 10/15/2007(a)	1,000,000	992,545
Donnelley & Sons Co.
0.000%, 09/11/2007(a)	1,000,000	998,333
Harris
0.000%, 09/04/2007(a)	1,500,000	1,499,288
Kellogg Co.
0.000%, 10/24/2007(a)	1,500,000	1,486,860
Kitty Hawk, Inc.
0.000%, 10/26/2007(a)	1,500,000	1,486,250
PepsiAmericas, Inc.
0.000%, 09/20/2007(a)	1,000,000	997,103
Ranger
0.000%, 10/26/2007(a)	1,500,000	1,486,135
Sherwin Williams Co.
0.000%, 09/07/2007(a)	3,000,000	2,997,025

TOTAL COMMERCIAL PAPER (Cost $12,943,047)		12,943,047

ASSET BACKED SECURITIES 3.60%
Core Investment Grade Trust
Series 2002-1, 4.727%, 11/30/2007	1,500,000	1,495,399

TOTAL ASSET BACKED SECURITIES (Cost $1,496,994)		1,495,399

U.S. GOVERNMENT AGENCIES & OBLIGATIONS 10.44%
Federal National Mortgage Association, Principle Only
0.000%, 08/25/2036 (b)(c)	349,535	293,828
Federal Home Loan Mortgage Corp.
3.540%, 06/15/2035 (a) (c)	385,003	358,053
Federal Home Loan Mortgage Corp., Principal Only
0.000%, 01/15/2035 (b) (c)	243,047	213,881
Federal Home Loan Mortgage Corp., Principal Only
0.000%, 02/15/2036 (b) (c)	606,837	548,050
Federal Home Loan Mortgage Corp.
5.298%, 09/15/2036 (a) (c)	383,301	381,265
Federal Home Loan Mortgage Corp., Principal Only
0.000%, 09/15/2036 (b) (c)	599,069	568,742
Federal Home Loan Mortgage Corp., Principal Only
0.000%, 09/15/2036 (b) (c)	510,368	476,875
U.S. Treasury Strips
0.000%, 11/15/2015 (b)	5,000	3,438
Federal Home Loan Bank
5.500%, 05/21/2009	1,500,000	1,500,472

TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost $4,324,490)		4,344,604

	Shares
MONEY MARKET 3.88%
Fidelity Institutional Money Market Portfolio, 5.23% (d)	19,535	19,535
Reserve Primary Fund, 5.220% (a)
	1,616,860	1,616,860

TOTAL MONEY MARKET (Cost $1,636,395)		1,636,395

Total Investments (Cost $35,406,913) 84.18%		35,053,453
Other Assets in Excess of Liabilities 15.82%		6,585,721
TOTAL NET ASSETS 100.00%		$41,639,174

Percentages are stated as a percent of net assets.

(a) Section 4(2) paper which is unregistered and restricted on its resale.
(b) Non-income producing.
(c) Collateralized mortgage obligation (CMO).
(d) Variable Rate security; the money market rate shown represents the rate at August 31, 2007.
(e) Restricted security purchased pursuant to Rule 144A of the Securities Act of 1933.

The accompanying notes are an integral part of these financial statements.

The cost basis of investments for federal income tax purposes at August 31, 2007 was as follows*:

Cost of investments	$35,406,913
Gross unrealized appreciation	221,392
Gross unrealized depreciation	(574,852)
Net unrealized depreciation	(353,460)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Schedule of Investments
Marketfield Fund
August 31, 2007
(Unaudited)

Short-Term Investments 99.64%	Shares	Value
Credit Suisse Institutional Money Market Fund, Inc. - Prime Portfolio, 5.29%	500,000	$500,000
Total Short Term Investments (Cost $500,000)		500,000

Total Investments 99.64%		500,000
(Cost $500,000)
Other Assets in Excess of Liabilities 0.36%		1,786
Net Assets 100.00%		$501,786

The cost basis of investments for federal income tax purposes at August 31, 2007 was as follows*:

Cost of investments	$ 500,000
Gross unrealized appreciation	-
Gross unrealized depreciation	-
Net unrealized appreciation	$ -

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

	Seascape Focus Growth Fund
	Schedule of Investments
	August 31, 2007 (Unaudited)

		Shares	Value
	COMMON STOCKS 96.01%
	Aerospace & Defense 3.16%
	DynCorp International Inc. (a)	150	$3,231

	Auto Components 3.35%
	Cooper Tire & Rubber Co.	140	3,422

	Biotechnology 3.14%
	Cubist Pharmaceuticals, Inc. (a)	140	3,203

	Building Products 3.21%
	Goodman Global, Inc. (a)	140	3,275

	Capital Markets 3.10%
	The Charles Schwab Corp.	160	3,168

	Chemicals 9.68%
	Hercules Inc.	160	3,331
	RPM International, Inc.	140	3,170
	Terra Industries Inc. (a)	130	3,376
			9,877
	Commercial Services & Supplies 3.07%
	Tetra Tech, Inc. (a)	160	3,136

	Computers & Peripherals 3.43%
	Western Digital Corp. (a)	150	3,504

	Diversified Telecommunication Services 3.25%
	Tele Norte Leste Participacoes SA - ADR	150	3,314

	Electronic Equipment & Instruments 6.01%
	Ingram Micro Inc. (a)	160	3,143
	LG.Philips Lcd Co., Ltd. - ADR (a)	140	2,990
			6,133
	Energy Equipment & Services 6.18%
	Acergy SA - ADR	120	3,167
	Global Industries, Ltd. (a)	130	3,143
			6,310
	Food Products 3.17%
	Tyson Foods, Inc.	150	3,232

	Health Care Providers & Services 3.39%
	Eclipsys Corp. (a)	150	3,463

	Internet & Catalog Retail 3.25%
	Insight Enterprises, Inc. (a)	140	3,321

	Internet Software & Services 3.40%
	Omniture, Inc. (a)	140	3,473

	IT Services 3.00%
	Satyam Computer Services Ltd. - ADR	120	3,058

	Management Consulting Services 3.38%
	Abb Ltd. - ADR	140	3,452

	Marine 6.22%
	Diana Shipping Inc. (b)	120	3,186
	Eagle Bulk Shipping Inc. (b)	120	3,163
			6,349
	Metals & Mining 3.06%
	Gerdau SA - ADR	130	3,125

	Prepackaged Software 2.99%
	Check Point Software Technologies Ltd. (a) (b)	130	3,050

	Semiconductor & Semiconductor Equipment 9.59%
	Altera Corp.	140	3,334
	Applied Materials, Inc.	150	3,204
	Cypress Semiconductor Corp. (a)	130	3,255
			9,793
	Software 3.60%
	Jack Henry & Associates, Inc.	140	3,674

	Tobacco 3.38%
	Vector Group Ltd.	150	3,447

	TOTAL COMMON STOCKS (Cost $95,972)		98,010

	SHORT TERM INVESTMENTS 4.00%
	Money Market Fund
	Aim Liquid Assets	4,089	4,089

	TOTAL SHORT TERM INVESTMENTS (Cost $4,089)		4,089

	Total Investments (Cost $100,061) 100.01%		102,099
	Liabilities in Excess of Other Assets (0.01)%		$(14)
	TOTAL NET ASSETS 100.00%		102,085

	Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Security

	The cost basis of investments for federal income tax purposes at August 31, 2007
	was as follows*:

	Cost of investments	$ 100,061
	Gross unrealized appreciation	3,229
	Gross unrealized depreciation	(1,191)
	Net unrealized appreciation	$ 2,038

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	Tax adjustments will be made as part of the Fund's first annual report, which will be dated May
	31, 2008.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By        /s/ Joseph Neuberger
             Joseph Neuberger, President and Treasurer

Date    October 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Trust for Professional Managers

By        /s/ Joseph Neuberger
             Joseph Neuberger, President and Treasurer

Date    October 29, 2007